Implementation of IFRS 16 Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of implemenation of IFRS Leases [abstract]
Impact of IFRS 16 on the Consolidated balance sheet
	At 31 December	IFRS 16	At 1 January
(in USD million)	2018	Adjustments	2019
Property, plant and equipment	65,262	3,992	69,254
Prepayments and financial receivables	1,033	52	1,085
Total non-current assets		4,044
Trade and other receivables	8,998	45	9,043
Total current assets		45

Total assets		4,089

Non-current finance debt	23,264	3,159	26,423
Provisions	15,952	(105)	15,847
Total non-current liabilities		3,054
Trade and other payables and provisions	8,369	(34)	8,335
Current finance debt	2,463	1,069	3,532
Total current liabilities		1,035

Total liabilities		4,089

	At 31 December 2019
(in USD million)	IFRS as reported (IFRS 16)	IAS 17	Difference

Total non-current assets	93,285	89,546	3,738
Total current assets	24,778	24,750	29
Total assets	118,063	114,296	3,767

Total equity	41,159	41,235	(76)
Total non-current liabilities	57,346	54,565	2,781
Total current liabilities	19,557	18,496	1,061
Total equity and liabilities	118,063	114,296	3,767

Maturity profile, based on undiscounted cash flows lease liabilities explanatory

(in USD million)	2019	2020-2021	2022-2023	2024-2028	After 2028	Total
Lease payments	1,133	1,655	921	1,086	472	5,267

Impact of IFRS 16 on the Consolidated statement of income
	Full year 2019
(in USD million)	IFRS as reported (IFRS 16)	IAS 17	Difference

Total revenues and other income	64,357	64,127	230

Purchases [net of inventory variation]	(29,532)	(29,532)	0
Operating expenses	(9,660)	(10,179)	519
Selling, general and administrative expenses	(809)	(825)	16
Depreciation, amortisation and net impairment losses	(13,204)	(12,476)	(728)
Exploration expenses	(1,854)	(1,854)	(0)

Net operating income/(loss)	9,299	9,261	38

Net financial items	(7)	87	(94)

Income/(loss) before tax	9,292	9,348	(56)

Income tax	(7,441)	(7,421)	(20)

Net income/(loss)	1,851	1,927	(76)

Impact of IFRS 16 on the Consolidated Cash Flows
	Full year 2019
(in USD million)	IFRS as reported (IFRS 16)	IAS 17	Difference

Cash flows provided by operating activities	13,749	13,062	687
Cash flows used in investing activities	(10,594)	(11,003)	409
Cash flows provided by/(used in) financing activities	(5,496)	(4,400)	(1,096)
Net increase/(decrease) in cash and cash equivalents	(2,341)	(2,341)	0

Commitments related to operating leases
	Operating leases
(in USD million)	Rigs	Vessels	Land and buildings	Storage	Other	Total

2019	998	662	143	83	113	2,001
2020	523	599	141	60	84	1,406
2021	349	534	140	41	50	1,114
2022	372	384	136	40	28	960
2023	280	316	198	25	13	832
2024-2028	75	789	544	68	50	1,527
2029-2033	-	131	223	6	17	376
Thereafter	-	-	32	-	7	39

Total future minimum lease payments	2,597	3,414	1,558	322	363	8,253

Reconciliation of IFRS 16 lease liabilities to IAS 17 operating lease commitments
(in USD million)

Operating lease commitments (IAS 17) at 31 December 2018	8,253
Short term leases and leases expiring during 2019	(666)
Non-lease components	(1,469)
Commitments related to leases not yet commenced	(2,116)
Leases reported gross vs net	711
Effect of discounting	(485)
Finance leases (IAS 17) included in the balance sheet at 31 December 2018	432

Lease liability reported under IFRS 16 at 1 January 2019	4,660